Fair Value (Details Narrative) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Phase transition success rates		52.70%
Covid asset value		$ 2.8
Fair value of covid asset		1.4
Option liability		$ 1.4
Cizzle Option Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Phase transition success rates	52.70%
Covid asset value	$ 2.8
Fair value of covid asset	$ 1.4
Exercised option future revenue	395,460
Vela Option Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Phase transition success rates	52.70%
Covid asset value	$ 4.4
Fair value of covid asset	0.7
Option liability	$ 0.7